NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Short-term Debt [Line Items]
Note payable	$ 869,157		$ 34,000
Notes payable	$ 869,157	$ 1,142,542	$ 34,000
Interest rate	8.00%
Other notes payable	$ 857,157
Interest Payable, Current	12,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability		$ 273,385
Note Payable [Member]
Short-term Debt [Line Items]
Note payable	857,157
Notes payable	$ 12,000